Income Taxes - Tax effects of temporary differences related to deferred taxes shown on balance sheets (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Allowance for loan losses	$ 1,060,419	$ 1,241,702
Deferred compensation	1,712,570	1,610,547
State net operating loss carryforward	4,749	186,497
Unrealized losses on available-for-sale securities		714,497
Other	40,270	840
Deferred tax assets, gross, total	2,818,008	3,754,083
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(366,521)
Depreciation	(478,427)	(536,706)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,868)	(90,794)
Mortgage servicing rights	(254,762)	(271,249)
Deferred tax liabilities, gross, total	(1,331,802)	(1,050,973)
Net deferred tax asset	$ 1,486,206	$ 2,703,110